Financial Risk Management Objectives and Policies - Exposures to Foreign Currency Exchange Rate Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 6,433,593	$ 896,818	¥ 6,039,471
Financial liabilities	(12,982,296)	(1,809,682)	(11,942,406)
Trade and other payables	(10,535,523)	(1,468,611)	(9,475,529)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	625		1,700
Cash and bank balances	133,884		157,073
Financial liabilities	(870)		(1,565)
Trade and other payables	(7,628)		(7,568)
Net assets/(liabilities)	126,011	17,565	149,640
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	3,997		13,686
Cash and bank balances	7,212		5,337
Financial liabilities	0
Trade and other payables	(3,522)		(13,689)
Net assets/(liabilities)	7,687	1,072	5,334
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	63,161		7,221
Cash and bank balances	13,124		18,162
Financial liabilities	0
Trade and other payables	(7,238)		(20,453)
Net assets/(liabilities)	69,047	9,625	4,930
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	253		377
Cash and bank balances	1,117		24,114
Financial liabilities	0
Trade and other payables	(4,808)		(12,795)
Net assets/(liabilities)	¥ (3,438)	$ (479)	¥ 11,696